Interim Consolidated Statement of Changes in Shareholders’ (Deficiency) Equity (Unaudited) - USD ($) $ in Thousands	Ordinary Shares	Share Capital	[1]	Additional paid in capital	Treasury Share	Retained earnings	Accumulated other comprehensive income	Total
Balance at Dec. 31, 2022				$ (125,624)		$ 199,243	$ 331	$ 73,865
Balance (in Shares) at Dec. 31, 2022	193,014,155				(85)
Exercise of share option and vested RSUs and ESPP				8,401				8,401
Exercise of share option and vested RSUs and ESPP (in Shares)	4,353,685
Share-based compensation expense and ESPP benefit				9,057				9,057
Other comprehensive loss							(814)	(814)
Net loss						(72,953)		(72,953)
Balance at Jun. 30, 2023				(108,166)		126,290	(483)	17,556
Balance (in Shares) at Jun. 30, 2023	197,367,840				(85)
Balance at Dec. 31, 2023				(84,896)		118,143	1,050	$ 34,212
Balance (in Shares) at Dec. 31, 2023	203,230,928				(85)			203,230,928
Exercise of share option and vested RSUs and ESPP				8,361				$ 8,361
Exercise of share option and vested RSUs and ESPP (in Shares)	4,403,102							2,487,028
Share-based compensation expense and ESPP benefit				12,251				$ 12,251
Other comprehensive loss							200	200
Net loss						(95,183)		(95,183)
Balance at Jun. 30, 2024				$ (64,284)		$ 22,960	$ 1,250	$ (40,159)
Balance (in Shares) at Jun. 30, 2024	207,634,030				(85)			207,634,030

[1]	Less than 1 USD